Equity reserves and long-term incentive plan awards - disclosure of amount and movement in performance share units (Details) - Performance Share Units [Member]	12 Months Ended
Dec. 31, 2021 Share
Disclosure of reserves within equity [line items]
Balance, beginning of year	0
Granted	893,400
Cancelled/Forfeited	(322,400)
Balance, end of year	571,000